Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 419,358,000	$ 422,265,000
Accumulated depreciation	(224,185,000)	(230,220,000)
Property, plant and equipment, less capital work-in-progress	195,173,000	192,045,000
Construction work in progress	2,379,000	3,018,000
Property, plant and equipment, net	197,552,000	195,063,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	158,883,000	157,602,000
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	173,117,000	178,605,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	54,038,000	52,503,000
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,301,000	14,628,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,019,000	$ 18,927,000